Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 21,787	$ 18,470	$ 17,156	$ 18,621	$ 15,410	$ 13,755	$ 12,635	$ 11,562	$ 10,403	$ 10,182	$ 9,425
Class B
Account Value [Line Items]
Line Graph and Table Measure Name	Class B (with sales charge)
Account Value	$ 21,768	18,454	17,142	18,746	15,636	14,058	13,014	11,996	10,873	10,721	10,000
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 21,774	18,459	17,146	18,753	15,640	14,064	13,015	12,001	10,881	10,726	10,000
Class M
Account Value [Line Items]
Line Graph and Table Measure Name	Class M (with sales charge)
Account Value	$ 21,224	18,091	16,879	18,418	15,323	13,747	12,689	11,666	10,555	10,379	9,650
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 22,541	19,160	17,840	19,414	16,112	14,417	13,278	12,179	10,981	10,774	10,000
Class R5
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 23,734	20,077	18,588	20,134	16,624	14,800	13,557	12,370	11,098	10,828	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 23,935	20,227	18,723	20,264	16,716	14,869	13,608	12,405	11,119	10,839	10,000
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 23,705	20,055	18,573	20,118	16,609	14,787	13,547	12,365	11,102	10,834	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
George Putnam Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	George Putnam Blended Index
Account Value	$ 23,312	20,236	18,988	20,193	16,757	14,842	13,696	12,526	11,469	10,801	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
George Putnam Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	George Putnam Blended Index
Account Value	$ 23,312	20,236	18,988	20,193	16,757	14,842	13,696	12,526	11,469	10,801	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
George Putnam Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	George Putnam Blended Index
Account Value	$ 23,312	20,236	18,988	20,193	16,757	14,842	13,696	12,526	11,469	10,801	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
George Putnam Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	George Putnam Blended Index
Account Value	$ 23,312	20,236	18,988	20,193	16,757	14,842	13,696	12,526	11,469	10,801	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
George Putnam Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	George Putnam Blended Index
Account Value	$ 23,312	20,236	18,988	20,193	16,757	14,842	13,696	12,526	11,469	10,801	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
George Putnam Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	George Putnam Blended Index
Account Value	$ 23,312	20,236	18,988	20,193	16,757	14,842	13,696	12,526	11,469	10,801	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
George Putnam Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	George Putnam Blended Index
Account Value	$ 23,312	20,236	18,988	20,193	16,757	14,842	13,696	12,526	11,469	10,801	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
George Putnam Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	George Putnam Blended Index
Account Value	$ 23,312	20,236	18,988	20,193	16,757	14,842	13,696	12,526	11,469	10,801	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,403	$ 28,165	$ 24,921	$ 26,134	$ 19,153	$ 17,108	$ 15,843	$ 13,629	$ 11,745	$ 11,121	$ 10,000